Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Income before income taxes:
Sony Corporation and all subsidiaries in Japan	166,158	436,494	310,020
Foreign subsidiaries	85,461	262,555	701,628

	251,619	699,049	1,011,648

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	49,739	69,697	82,081
Foreign subsidiaries	50,521	57,988	84,667

	100,260	127,685	166,748

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	11,478	29,640	17,907
Foreign subsidiaries	12,320	(5,555)	(139,557)

	23,798	24,085	(121,650)

Total income tax expense	124,058	151,770	45,098

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2017	2018	2019
Statutory tax rate	31.7%	31.5%	31.5%
Non-deductible expenses	2.3	0.8	0.7
Income tax credits	(2.9)	(0.6)	(1.6)
Change in statutory tax rate and law	0.3	(1.2)	(0.3)
Change in valuation allowances (other than the reversal of Sony Americas Holding Inc. (“SAHI”) and its U.S. consolidated tax filing group below)	7.3	(5.2)	2.3
The reversal of valuation allowances of SAHI and its U.S. consolidated tax filing group	—	—	(15.3)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(1.4)	(0.8)	(0.1)
Lower tax rate applied to life and non-life insurance business in Japan	(2.2)	(0.8)	(0.5)
Foreign income tax differential	(3.0)	(2.6)	(6.4)
Adjustments to tax reserves	(1.1)	(0.8)	(0.3)
Effect of equity in net income of affiliated companies	0.0	0.0	0.0
The remeasurement gain for the equity interest in EMI	—	—	(2.4)
Impairment of goodwill in the Pictures segment	15.0	—	—
Other	3.3	1.4	(3.1)

Effective income tax rate	49.3%	21.7%	4.5%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2018	2019
Deferred tax assets:
Operating loss carryforwards for tax purposes	439,206	413,494
Accrued pension and severance costs	106,161	103,652
Amortization including film costs	95,069	86,196
Warranty reserves and accrued expenses	104,410	108,515
Future insurance policy benefits	33,812	36,683
Inventory	15,792	19,716
Depreciation	43,353	34,638
Tax credit carryforwards	125,327	117,471
Reserve for doubtful accounts	8,534	9,136
Impairment of investments	14,146	12,278
Deferred revenue	14,478	19,081
Other	132,800	169,897

Gross deferred tax assets	1,133,088	1,130,757
Less: Valuation allowance	(899,835)	(723,114)

Total deferred tax assets	233,253	407,643

Deferred tax liabilities:
Insurance acquisition costs	(166,717)	(169,244)
Future insurance policy benefits	(167,058)	(181,052)
Unbilled accounts receivable in the Pictures segment	(63,196)	(44,842)
Unrealized gains on securities	(83,298)	(75,573)
Gain on equity securities	—	(33,082)
Intangible assets acquired through stock exchange offerings	(23,949)	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	—	(93,979)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(14,160)	(15,758)
Investment in M3	(35,802)	(37,007)
Other	(32,164)	(62,092)

Gross deferred tax liabilities	(586,344)	(736,578)

Net deferred tax liabilities	(353,091)	(328,935)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2017	2018	2019
Balance at beginning of the fiscal year	114,126	119,529	95,425
Reductions for tax positions of prior years	(558)	(8,809)	(31,396)
Additions for tax positions of prior years	13,353	4,681	3,094
Additions based on tax positions related to the current year	8,231	5,740	2,594
Settlements	(8,300)	(21,893)	(4,235)
Lapse in statute of limitations	(3,454)	(3,469)	(14,824)
Foreign currency translation adjustments	(3,869)	(354)	(81)

Balance at end of the fiscal year	119,529	95,425	50,577

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	45,987	39,308	35,004